Employee Information - Summary of Board Members, Presidents and Group Management by Gender (Detail)	Dec. 31, 2024	Dec. 31, 2023
Women [member] | Parent [member]
Disclosure of Information About Employees [line items]
Board members and President	25.00%	38.00%
Group Management	24.00%	25.00%
Women [member] | Subsidiaries [member]
Disclosure of Information About Employees [line items]
Board members and President	23.00%	21.00%
Men [member] | Parent [member]
Disclosure of Information About Employees [line items]
Board members and President	75.00%	62.00%
Group Management	76.00%	75.00%
Men [member] | Subsidiaries [member]
Disclosure of Information About Employees [line items]
Board members and President	77.00%	79.00%